Stock Options and Warrants - Series C Warrant Exercises - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants	$ 1,169,000	$ 339,000
Number of warrants exercised	517,035	39,295
Series C warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants	$ 681,000
Number of warrants exercised	258,518